EXHIBIT 99.10

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2020-2
Start - End Dates:	10/2019 - 3/2020
Deal Loan Count:	115

Loan Level Tape Compare Upload

Loan Number	Field Name	Tape Data	Reviewer Data
735946	Debt to Income Ratio (Back)	48.7140	42.0538
735946	Loan Purpose	Cashout Refi	Rate and Term Refi
737971	Debt to Income Ratio (Back)	45.1560	41.4649
737971	Debt to Income Ratio (Front)	45.1560	41.4649
736680	Combined LTV	48	50
736680	Original LTV	48	50
737973	Debt to Income Ratio (Front)	50.1750	46.8657
737975	Debt to Income Ratio (Back)	49.9930	52.9748
737975	Debt to Income Ratio (Front)	44.2180	46.8555
735960	Debt to Income Ratio (Back)	44.2290	40.0363
735960	Debt to Income Ratio (Front)	36.5930	32.4001
736676	Combined LTV	68	70
736676	Debt to Income Ratio (Front)	19.2530	17.1316
736676	Original LTV	68	70
739040	Debt to Income Ratio (Back)	20.2600	37.2058
739040	Debt to Income Ratio (Front)	13.3260	24.4742
735963	Combined LTV	72	77
735963	Original LTV	72	77
739041	Debt to Income Ratio (Back)	23.7750	20.6785
739041	Debt to Income Ratio (Front)	23.3380	20.2981
736677	Debt to Income Ratio (Back)	12.2880	14.5773
739045	Debt to Income Ratio (Back)	45.6260	47.9052
739045	Debt to Income Ratio (Front)	35.5960	33.0308
737980	Debt to Income Ratio (Back)	22.4320	34.9999
737980	Debt to Income Ratio (Front)	3.1060	31.7539
736675	Debt to Income Ratio (Back)	47.8740	44.5848
736675	Debt to Income Ratio (Front)	46.2060	44.1503
737987	Debt to Income Ratio (Back)	49.7650	42.6881
736672	Debt to Income Ratio (Back)	34.0670	24.1690
736672	Debt to Income Ratio (Front)	29.1510	20.7207
739787	Borrower 1 Self Employed Flag	No	Yes
739791	Borrower 2 Self Employed Flag	No	Yes
738006	Debt to Income Ratio (Back)	50.9940	46.0853
739794	Debt to Income Ratio (Back)	37.4600	34.1550
739794	Debt to Income Ratio (Front)	31.3290	27.8021
738010	Combined LTV	67	66
738010	Debt to Income Ratio (Back)	5.5700	39.2730
738010	Original LTV	67	66
738011	Debt to Income Ratio (Back)	18.4240	21.1509
739798	Debt to Income Ratio (Back)	41.1540	35.9818
739798	Debt to Income Ratio (Front)	35.1110	29.9392
741613	Documentation Type	No Ratio	Full Doc
742522	Debt to Income Ratio (Back)	44.3180	40.2315
742522	Debt to Income Ratio (Front)	39.7300	35.6435
739803	Borrower 1 First Time Home Buyer	Yes	No
740959	Debt to Income Ratio (Back)	38.0020	35.6711
739826	Debt to Income Ratio (Back)	43.7070	36.3049
739826	Debt to Income Ratio (Front)	42.0390	34.6362
740964	Debt to Income Ratio (Back)	28.5610	30.9074
742529	Debt to Income Ratio (Back)	37.9340	40.9953
741624	Borrower 1 First Time Home Buyer	No	Yes
741624	Debt to Income Ratio (Front)	41.8280	39.0121
741627	Debt to Income Ratio (Back)	54.7700	48.7000
741627	Debt to Income Ratio (Front)	40.4580	35.3481
741628	Borrower 1 First Time Home Buyer	Yes	No
741628	Borrower 2 Self Employed Flag	No	Yes
741629	Debt to Income Ratio (Back)	36.8250	30.2195
736971	Borrower 1 Self Employed Flag	No	Yes
736971	Debt to Income Ratio (Back)	6.9170	11.5100
736971	Debt to Income Ratio (Front)	2.8190	5.3902
738474	Debt to Income Ratio (Back)	38.3750	22.2189
738474	Property City	xxxxxx	xxxxxx
738474	Property Street Address	xxxxxx	xxxxxx
738475	Property Type	Detached PUD	SFR
738475	Representative Credit Score for Grading	686	688
738484	Combined LTV	75	77
738484	Debt to Income Ratio (Back)	37.9890	34.8610
738484	Margin (ARM Loan)	5.000	3.500
738484	Original Appraised Value	xxxxxx	xxxxxx
738484	Original LTV	75	77
738504	Occupancy Type	Primary	Second Home
738504	Property City	xxxxxx	xxxxxx
738504	Property Type	Detached PUD	SFR
738507	Representative Credit Score for Grading	764	767
738509	Original Appraised Value	xxxxxx	xxxxxx
736125	Borrower 2 Self Employed Flag	No	Yes
736125	Documentation Type	Full Doc	Alt Doc/Bank Statements
736125	Origination Date	xxxxxx	xxxxxx
741880	Documentation Type	Full Doc	Alt Doc/Bank Statements
734049	Documentation Type	Alt Doc/Bank Statements	Full Doc
734919	Documentation Type	Alt Doc/Bank Statements	Full Doc
734919	Original Term	60	360